Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Rental expense for all operating leases	¥ 9,634	¥ 17,597	¥ 22,566